OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2025
Operating Leases
Schedule of revenues by lease and non-lease components
	Years Ended July 31,
	2025	2024
Base rent – fixed	$20,441,035	$19,762,211
Reimbursements of common area costs	740,924	771,496
Non-lease components (real estate taxes)	1,287,751	1,059,557
Rental income	$22,469,710	$21,593,264
	Years Ended July 31,
	2025	2024
Base rent – fixed
Company owned property	$13,802,232	$13,107,528
Leased property	6,638,803	6,654,683
	20,441,035	19,762,211
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,200,313	1,127,841
Leased property	828,362	703,212
	2,028,675	1,831,053
Total	$22,469,710	$21,593,264

Schedule of future minimum non-cancelable rental income
Year Ended July 31,	Company Owned Property	Leased Property	Total
2026	$9,532,921	$5,083,766	$14,616,687
2027	8,331,404	4,569,993	12,901,397
2028	7,574,026	4,524,742	12,098,768
2029	7,002,009	3,700,356	10,702,365
2030	5,205,610	2,278,442	7,484,052
After 2030	17,326,624	8,018,576	25,345,200
Total	$54,972,594	$28,175,875	$83,148,469

Schedule of rental expense
	Years Ended July 31,
	2025	2024
Sublease income	$7,467,165	$7,357,895
Operating lease cost	(2,997,462)	(2,996,055)
Excess of sublease income over lease cost	$4,469,703	$4,361,840

Schedule of additional information related to leases
	Years Ended July 31,
	2025	2024
Other information:
Operating cash flows from operating leases	$2,167,284	$2,150,129

Schedule of annual undiscounted cash flows of the operating lease liabilities
Year ended July 31	Operating Leases
2026	$2,237,257
2027	2,328,731
2028	2,349,076
2029	2,370,098
2030	2,293,975
Thereafter	19,368,853
Total undiscounted cash flows	30,947,990
Less: present value discount	(6,913,321)
Total Lease Liabilities	$24,034,669